UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [X] adds new holdings entries.

Name:       John Hancock Life Insurance Company (U.S.A.)
Address:    601 Congress Street
            Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Maureen Milet
Title:      Vice President & Chief Compliance Officer-Investments
Phone:      (617) 572-0203

            Maureen Milet                  Boston, MA          February 25, 2013
            -------------                  ----------          -----------------
            [Signature]                    [City, State]       [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            1

Form 13F Information Table Entry Total:                                      16

Form 13F Information Table Value Total:                   US $65,138 (thousands)

List of Other Included Managers:

No.           Form 13F File Number         Name
1             028-11519                    Manulife Financial Corporation

                                                                      Shares
                                                  CUSIP      Value    or Prn   SH/ Put/  Investment  Other       VOTING AUTHORITY
Name of Issuer                    Title of Class  Number     (x$1000) Amount   PRN Call  Discretion  Manager  SOLE     SHARED   NONE
AMR CORP                          COM             001765106   1,662    63,160  SH        DEFINED     1         63,160        0  0
CISCO                             COM             17275R102     581    20,873  SH        DEFINED     1              0   20,873  0
COMMVAULT SYSTEMS, INC.           COM             204166102     188    10,870  SH        DEFINED     1              0   10,870  0
ENERPLUS RESOURCES                COM             29274D604  14,314   304,552  SH        DEFINED     1        304,552        0  0
HAWAIIAN HOLDINGS                 COM             419879101   1,925   534,689  SH        DEFINED     1        534,689        0  0
LILY ELI & CO                     COM             532457108      78     1,404  SH        DEFINED     1          1,404        0  0
METROPCS CMMUNICATIONS INC        COM             591708102   6,914   209,265  SH        DEFINED     1              0  209,265  0
PETROLEUM GEO SVCS ASA NEW        COM             716599105   4,676   188,609  SH        DEFINED     1        188,609        0  0
PORTLAND GEN ELEC CO              COM             736508847   3,842   140,380  SH        DEFINED     1        140,380        0  0
RANGE RESOURCES                   COM             541509303   9,301   248,689  SH        DEFINED     1        248,689        0  0
UAL CORP                          COM             902549807  19,225   466,484  SH        DEFINED     1        466,484        0  0
U S AIRWAYS GROUP INC             COM             90341W108     999    33,036  SH        DEFINED     1         33,036        0  0
VELOCITY EXPRESS CORP             COM             92257T608      90   104,393  SH        DEFINED     1        104,393        0  0
CHESAPEAKE ENERGY CORP            NOTE 2.500% 5/1 165167BZ9     204   200,000  PRN       DEFINED     1        200,000        0  0
FREEPORT-MCMORAN COPPER & GO      PFD CONV        35671D782     475     3,700  SH        DEFINED     1          3,700        0  0
TIME WARNER CABLE INC             CL A            88732J108     665    16,984  SH        DEFINED     1         16,984        0  0